Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ .001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, issued	40,959,741	40,959,741
Common stock, outstanding	40,959,741	40,959,741